U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               AMENDED FORM 24f-2

                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

             Read instructions at end of Form before preparing Form.

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1.    Name and address of issuer:
         Phoenix Strategic Equity Series Fund
         101 Munson Street
         Greenfield, MA  01301

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2.    Name of each series or class of funds for which this notice is filed (If
      the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |X|

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3.    Investment Company Act File Number:    811-4727

         Securities Act File Number:       33-6931

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4(a). Last day of fiscal year for which this notice is filed:  April 30, 2000

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4(b). |X| Check box if this Form is being filed late (i.e., more than
          90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c). | | Check box if this is the last time the issuer will be filing this
          Form.

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

5.    Calculation of registration fee:
      (i)      Aggregate sale price of securities sold
               during the fiscal year pursuant to
               section 24(f):                                                         $   1,283,597,241
                                                                                       ----------------

      (ii)     Aggregate price of securities redeemed or
               repurchased during the fiscal year:                  $  726,970,314
                                                                     --------------

      (iii)    Aggregate price of securities redeemed or
               repurchased during any prior fiscal year
               ending no earlier than October 11, 1995 that
               were not previously used to reduce registration
               fees payable to the Commission:                      $   122,485,642
                                                                     --------------

     (iv)      Total available redemption credits [add
               Items 5(ii) and 5(iii)]:                                               -  $ 849,455,956
                                                                                          ------------

     (v)       Net sales - if Item 5(i) is greater than
               Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:                          $ 434,141,285
                                                                                          ------------

     (vi)      Redemption credits available for use in
               future years                                         $ 0
               --if Item 5(i) is less than Item 5(iv)                --------------
               [subtract Item 5(iv) from Item 5(i)]:

     (vii)     Multiplier for determining registration fee
               (See Instruction C.9):                                                 x  $    .000264
                                                                                          -----------

     (viii)    Registration fee due [multiply Item 5(v)
               by Item 5(vii)] (enter "0" if no fee is due):                          =  $ 114,613.30
                                                                                          -----------

     [NOTE: $7,801 was paid with a previous filing for this fund submitted on June 19, 2000, accession #0000949377-00-000359. $106,812.30, plus any applicable interest, will be paid with this filing.]

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


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6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: --------- If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: --------------

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7.   Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                  +  $    994.96
                                                                      ----------

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8.   Total of the amount of the registration fee due plus any interest due
     [line 5(viii) plus line 7]:


                                                              =  $    115,608.26
                                                                  --------------

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9.   Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository:

     $7,801 on June 16, 2000 and balance of
     $107,807.26 on October 5, 2000


           Method of Delivery:

                                    [ X ]     Wire Transfer

                                    [   ]     Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Pamela Sinofsky
                         -------------------

                             Pamela Sinofsky, Assistant Secretary
                             Phoenix Strategic Equity Series Fund

Date    10/06/00
    ----------------
*Please print the name and title of the signing officer below the signature.